UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JULY 31, 2016

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 3.5%
Ford Motor Co.	133,000	$1,683,780
General Motors Co.	34,177	1,077,943

Total Automobiles		2,761,723

Hotels, Restaurants & Leisure - 2.6%
Darden Restaurants Inc.	28,729	1,768,557
DineEquity Inc.	2,914	237,112

Total Hotels, Restaurants & Leisure		2,005,669

Internet & Catalog Retail - 0.1%
PetMed Express Inc.	3,127	64,823

Media - 0.5%
Regal Entertainment Group, Class A Shares	16,443	386,739

Specialty Retail - 2.2%
L Brands Inc.	23,212	1,715,367

TOTAL CONSUMER DISCRETIONARY		6,934,321

CONSUMER STAPLES - 20.0%
Beverages - 4.8%
Coca-Cola Co.	40,887	1,783,900
PepsiCo Inc.	17,708	1,928,755

Total Beverages		3,712,655

Food & Staples Retailing - 2.5%
Wal-Mart Stores Inc.	26,209	1,912,471

Food Products - 2.7%
General Mills Inc.	29,428	2,115,579

Household Products - 2.4%
Procter & Gamble Co.	22,245	1,903,949

Tobacco - 7.6%
Altria Group Inc.	29,516	1,998,233
Philip Morris International Inc.	18,493	1,854,108
Reynolds American Inc.	37,018	1,853,121
Universal Corp.	2,759	163,637

Total Tobacco		5,869,099

TOTAL CONSUMER STAPLES		15,513,753

FINANCIALS - 19.4%
Banks - 2.2%
Glacier Bancorp Inc.	5,422	149,539
Old National Bancorp	14,426	189,846
Park National Corp.	434	38,851
People’s United Financial Inc.	57,063	865,075
Umpqua Holdings Corp.	28,825	439,005

Total Banks		1,682,316

Capital Markets - 0.2%
Waddell & Reed Financial Inc., Class A Shares	11,153	203,654

Insurance - 0.9%
CNA Financial Corp.	2,914	92,753
Old Republic International Corp.	32,216	624,346

Total Insurance		717,099

Real Estate Investment Trusts (REITs) - 15.9%
AG Mortgage Investment Trust Inc.	2,966	44,431
Agree Realty Corp.	2,214	112,294
American Capital Agency Corp.	51,651	1,011,843
Annaly Capital Management Inc.	126,237	1,386,082

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Anworth Mortgage Asset Corp.	10,672	$52,506
Apollo Commercial Real Estate Finance Inc.	11,353	184,486
Blackstone Mortgage Trust Inc., Class A Shares	7,822	226,916
Capstead Mortgage Corp.	13,538	134,703
Chimera Investment Corp.	21,517	361,055
Columbia Property Trust Inc.	7,121	173,040
Corrections Corp. of America	9,945	318,737
Digital Realty Trust Inc.	12,225	1,277,024
EastGroup Properties Inc.	2,430	178,897
EPR Properties	6,715	564,194
Franklin Street Properties Corp.	4,373	56,062
Liberty Property Trust	12,483	516,547
LTC Properties Inc.	2,695	144,263
MFA Financial Inc.	34,851	262,080
National Health Investors Inc.	3,618	284,266
National Retail Properties Inc.	15,455	821,588
New Residential Investment Corp.	36,945	505,038
New York Mortgage Trust Inc.	10,968	71,731
OMEGA Healthcare Investors Inc.	11,570	399,165
Pennymac Mortgage Investment Trust	12,867	208,831
Piedmont Office Realty Trust Inc., Class A Shares	12,325	270,411
Potlatch Corp.	2,975	113,794
Select Income REIT	5,666	157,288
Senior Housing Properties Trust	24,355	540,925
Starwood Property Trust Inc.	36,580	797,444
STORE Capital Corp.	15,642	487,874
Two Harbors Investment Corp.	41,002	358,768
WP Carey Inc.	4,373	317,698

Total Real Estate Investment Trusts (REITs)		12,339,981

Thrifts & Mortgage Finance - 0.2%
Northwest Bancshares Inc.	7,657	114,166
Oritani Financial Corp.	3,393	55,034

Total Thrifts & Mortgage Finance		169,200

TOTAL FINANCIALS		15,112,250

HEALTH CARE - 0.2%
Biotechnology - 0.1%
PDL BioPharma Inc.	30,268	106,544

Health Care Equipment & Supplies - 0.1%
Meridian Bioscience Inc.	3,609	69,870

TOTAL HEALTH CARE		176,414

INDUSTRIALS - 12.6%
Aerospace & Defense - 2.4%
Boeing Co.	13,892	1,856,805

Commercial Services & Supplies - 2.8%
McGrath RentCorp	2,098	66,863
Waste Management Inc.	31,972	2,113,989

Total Commercial Services & Supplies		2,180,852

Electrical Equipment - 4.7%
Eaton Corp. PLC	29,185	1,850,621
Emerson Electric Co.	32,939	1,841,290

Total Electrical Equipment		3,691,911

Machinery - 2.5%
Cummins Inc.	15,556	1,909,810

Trading Companies & Distributors - 0.2%
Textainer Group Holdings Ltd.	5,233	62,168
Triton International Ltd.	4,397	73,825

Total Trading Companies & Distributors		135,993

TOTAL INDUSTRIALS		9,775,371

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.5%
Cisco Systems Inc.		63,795	$1,947,661

IT Services - 2.6%
International Business Machines Corp.		12,418	1,994,579

Software - 4.6%
CA Inc.		44,428	1,539,430
Symantec Corp.		100,404	2,051,254

Total Software			3,590,684

TOTAL INFORMATION TECHNOLOGY			7,532,924

MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International Inc.		4,371	165,268

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.1%
AT&T Inc.		46,853	2,028,266
Verizon Communications Inc.		35,061	1,942,730

TOTAL TELECOMMUNICATION SERVICES			3,970,996

UTILITIES - 23.4%
Electric Utilities - 13.7%
American Electric Power Co. Inc.		28,482	1,973,803
Duke Energy Corp.		23,197	1,985,431
Exelon Corp.		53,627	1,999,215
Hawaiian Electric Industries Inc.		4,149	128,826
OGE Energy Corp.		22,077	710,217
Otter Tail Corp.		1,672	58,269
PPL Corp.		48,966	1,846,508
Southern Co.		36,456	1,950,396

Total Electric Utilities			10,652,665

Gas Utilities - 0.2%
South Jersey Industries Inc.		5,338	170,176

Multi-Utilities - 9.5%
Ameren Corp.		29,975	1,571,889
Consolidated Edison Inc.		24,693	1,977,415
Dominion Resources Inc.		25,523	1,991,305
Public Service Enterprise Group Inc.		39,435	1,814,404

Total Multi-Utilities			7,355,013

TOTAL UTILITIES			18,177,854

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $74,010,640)			77,359,151

	RATE
SHORT-TERM INVESTMENTS - 0.3%
SSgA U.S. Government Money Market Fund, Class N (Cost - $226,208)	0.000%	226,208	226,208

TOTAL INVESTMENTS - 99.8% (Cost - $74,236,848#)			77,585,359
Other Assets in Excess of Liabilities - 0.2%			141,629

TOTAL NET ASSETS - 100.0%			$77,726,988

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$77,359,151	—	—	$77,359,151
Short-Term Investments†	226,208	—	—	226,208

Total Investments	$77,585,359	—	—	$77,585,359

Other Financial Instruments:
Futures Contracts	$5,065	—	—	$5,065

Total	$77,590,424	—	—	$77,590,424

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,677,571
Gross unrealized depreciation	(329,060)

Net unrealized appreciation	$3,348,511

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	2	9/16	$211,755	$216,820	$5,065

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016